Commitments and Contingencies - Supplemental balance sheet information related to the operating lease (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Term of operating leases			3 years
Minimum lease payments by fiscal year
2022			$ 248
2023		$ 309	309
2024		292	292
Total future minimum lease payments		601	849
Less: Imputed interest		(77)	(117)
Present value of lease payments		524	732
Less: Current portion (included in other accrued expenses)		(282)	(208)
Noncurrent operating lease liability	$ 130	$ 242	524
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Accrued Liabilities, Current
Operating lease right-of-use asset	$ 382	$ 475	$ 729
Remaining lease term in years		1 year 10 months 24 days	2 years 10 months 24 days
Discount rate		10.00%	10.00%